Business acquisition - Summary of Fair Values of Assets Acquired and Liabilities Assumed (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair values of the assets acquired and liabilities assumed:
Goodwill	¥ 232,007		$ 36,407	¥ 232,007	$ 36,407	¥ 232,007
Software [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	1 year
Software [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	5 years
2019 Travel Agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Net assets (including cash acquired)						(37,712)
Goodwill						72,598
Deferred tax liability						(6,530)
Noncontrolling interests						(43,799)
Total consideration						59,981
Cash acquired | $		$ 18,900
2019 Travel Agencies [Member] | Technology [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets						9,230
Estimated useful lives		5 years 6 months
2019 Travel Agencies [Member] | Customer relationship [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets						¥ 16,889
2019 Travel Agencies [Member] | Customer relationship [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		5 years 9 months
2019 Travel Agencies [Member] | Customer relationship [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		11 years 2 months 12 days
2018 Travel Agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Goodwill							¥ 10,565
Offline Travel Agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Goodwill								¥ 147,639